STOCKHOLDERS' EQUITY - Warrants (Details)	Dec. 31, 2020 $ / shares shares
STOCKHOLDERS' EQUITY
Number of shares of common stock called by each warrant	1
Exercise price of warrants | $ / shares	$ 11.50
Number of warrants outstanding	18,000,000